Consolidated Balance Sheets (Unaudited) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Current assets [Abstract]
Cash and cash equivalents	$ 30,479	$ 287,421
Prepaid expenses		5,000
Total current assets	30,479	292,421
Property and equipment, net	11,785	1,668
Intangible assets, net	40,240	31,057
TOTAL ASSETS	82,504	325,146
Current Liabilities [Abstract]
Accounts payable and accrued expenses	147,102	86,509
Related party payables	118,944	6,037
Total current liabilities	266,046	92,546
Related party loans	334,370	467,824
Notes and loans payable	250,000	250,000
Total Liabilities	850,416	810,370
Stockholders' Deficit [Abstract]
Preferred Stock, $.001 par, 50,000,000 shares authorized, none ssued and outstanding
Common stock, $.0001 par, 650,000,000 shares authorized, 443,000,686 ssued and outstanding at July 31, 2013 and January 31, 2013, respectively	44,300	44,300
Additional paid in capital	715,699	271,533
Accumulated Deficit	(1,527,911)	(801,057)
Total Stockholders' (Deficit)	(767,912)	(485,224)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 82,504	$ 325,146